Leases - Schedule of Information about movement of Right of use assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Beginning balance	¥ 192,428		¥ 49,138
Recognition of of additional leasing contract	28,349		179,384
De-recognition of leasing contract	(143,356)		0
Amortization of right of use assets	(39,311)		(36,094)
Ending balance	¥ 38,110	$ 5,368	¥ 192,428